Natural Disasters (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Summary Of The Impact Of The Natural Disasters Results Of Operations
Set forth below is a summary of the impact of the natural disasters on the results of operations of the Company for the years ended December 31, 2012 and 2011, respectively, (in thousands):

Year Ended December 31, 2012
	Casualty Losses	Insurance Recoveries	Insurance Recoveries, Net of Losses
Gaming	$12,331	$(18,856)	$(6,525)
Racing	$644	$(1,125)	$(481)
Total	$12,975	$(19,981)	$(7,006)

Year Ended December 31, 2011
	Casualty Losses	Insurance Recoveries	Insurance Recoveries, Net of Losses
Gaming	$603	$(1,000)	$(397)
Racing	$425	$(1,000)	$(575)
Total	$1,028	$(2,000)	$(972)